Income Taxes (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 40,571,000	$ 40,518,000
Valuation allowance increase	100,000
Operating loss	5,000,000
Excess tax benefit from employee stock plans	47,000	84,000
Undistributed foreign earnings	1,800,000
Provision for income taxes	744,000	802,000	1,011,000
Effective income tax rate	12.60%	(17.70%)	(10.00%)
Decrease in pre-tax income	12,500,000
Tax adjustments, favorable IRS ruling	400,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	72,900,000
State and Local Jurisdiction [Member] | California
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,900,000
Research Tax Credit Carryforward [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	3,100,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member] | California
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 2,500,000